Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Organization

(1)Organization

Tempo Automation (the “Company,” “us,” “our” or “we”) is a privately held Printed Circuit Board Assembly (“PCBA”) manufacturing company that was incorporated in Delaware in 2013. Tempo Automation provides turnkey PCBA services for low volume production. The Company’s proprietary automation software creates an unbroken digital thread from design to delivery. This makes it possible to execute a complex design and manufacturing process quickly and precisely. The Company provides real-time, reliable lead times based on supplier inventory and factory workload. The Company’s software provides transparent production and delivery tracking with live updates.

On August 13, 2021, the Company entered into a Stock Purchase Agreement (the “Whizz Agreement”) to acquire Whizz Systems, Inc., a Delaware corporation (“Whizz”). On August 11, 2022, Tempo and Whizz entered into a mutual termination agreement, pursuant to which the Whizz Agreement was terminated in its entirety.

On October 13, 2021, ACE Convergence Acquisition Corp. (“ACE”), a blank check company, entered into an Agreement and Plan of Merger (the “ACE Merger Agreement”) with ACE Convergence Subsidiary Corp., a Delaware corporation, and a direct wholly owned subsidiary of ACE (“Merger Sub”), and Tempo. The ACE Merger Agreement was later amended on July 6, 2022, August 12, 2022, and September 7, 2022.

On October 13, 2021, Tempo entered into an Agreement and Plan of Merger (the “Compass AC Agreement”) with Advanced Circuits to acquire Compass AC Holdings, Inc., a Delaware corporation (“Compass AC”). On July 28, 2022, Advanced Circuits delivered notice to Tempo that Advanced Circuits was terminating the Agreement and Plan of Merger, dated as of October 13, 2021, by and among Tempo, Advanced Circuits and the other parties thereto in accordance with its terms.

On November 22, 2022, ACE consummated the closing of the transactions contemplated by that certain Amended and Restated Agreement and Plan of Merger, dated as of August 12, 2022, as amended by that certain First Amendment to the Amended and Restated Agreement and Plan of Merger, dated as of September 7, 2022, and that certain Second Amendment to the Amended and Restated Agreement and Plan of Merger, dated as of September 23, 2022 (as amended, the “Merger Agreement”), by and among ACE, ACE Convergence Subsidiary Corp. (“Merger Sub”) and Tempo Automation, Inc. (“Legacy Tempo”), which provides for, among other things, the merger of Merger Sub with and into Legacy Tempo, with Legacy Tempo surviving as a wholly owned subsidiary of ACE (the transactions contemplated by the Merger Agreement, the “Business Combination”). With the closing ACE was renamed Tempo Automation Holdings, Inc. Refer to Note 15 for further discussion of the ACE Merger.

(1)	Organization

Tempo Automation (the “Company,” “us,” “our” or “we”) is a privately held Printed Circuit Board Assembly (“PCBA”) manufacturing company that was incorporated in Delaware in 2013. Tempo Automation provides turnkey PCBA services for low volume production. The Company’s proprietary automation software creates an unbroken digital thread from design to delivery. This makes it possible to execute a complex design and manufacturing process quickly and precisely. The Company provides real-time, reliable lead times based on supplier inventory and factory workload. The Company’s software provides transparent production and delivery tracking with live updates.

On August 13, 2021, the Company entered into a Stock Purchase Agreement (the “Whizz Agreement”) to acquire Whizz Systems, Inc., a Delaware corporation (“Whizz”). The acquisition is anticipated to close concurrent with the closing of the merger with ACE Convergence Acquisition Corp.

On October 13, 2021, ACE Convergence Acquisition Corp. (“ACE”), a blank check company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) with ACE Convergence Subsidiary Corp., a Delaware corporation, and a direct wholly owned subsidiary of ACE (“Merger Sub”), and Tempo.

On October 13, 2021, Tempo entered into an Agreement and Plan of Merger (the “Compass AC Agreement”) with Compass AC Holdings, Inc., a Delaware corporation (“Compass AC”). The merger is anticipated to close concurrent with the closing of the merger with ACE.

Pursuant to the above, and on the terms and subject to the conditions of which, Tempo will acquire all of the outstanding shares of capital stock of each Whizz and Compass AC (the “Tempo Add-On Acquisitions”) immediately following the closing of the business combination with ACE. After the close of the merger, ACE will pay or issue to eligible Whizz equity holders and Compass AC equity holders their respective pro rata portion of the Whizz Consideration (as defined in the Merger Agreement) or the Compass AC Consideration (as defined in the Merger Agreement), including, any applicable earnout consideration, upon the terms and subject to the conditions set forth in the Whizz Agreement or the Compass AC Agreement, as applicable.